Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance

As required by Item 402(v) of Regulation
S-K,
the information below reflects the relationship between executive compensation actually paid by us (“CAP”) to our CEO, as principal executive officer, and other named executive officers (“Other NEOs”) and our financial performance for the years ended December 31, 2022, 2021 and 2020.
The disclosure included in this section is
required
by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and the compensation of its NEOs.
The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years presented.
For a discussion of how the Company views its executive compensation structure, including alignment with Company performance, see “Compensation Discussion and Analysis” beginning on page 45 of this Proxy Statement.
P
AY
VERSUS
P
ERFORMANCE
T
ABLE

Year (a)	Summary Compensation Table Total for our CEO (b) (1)(2)	Compensation Actually Paid to CEO (c) (3)	Average Summary Compensation Table Total for Other NEOs (d) (1)(2)	Average Compensation Actually Paid to Other NEOs (e) (3)	Value of Initial Fixed $100 Investment Based on:		Net Income (in thousands) (h)	AFFO Per Share Growth (i) (5)(6)
					Total Shareholder Return (f) (4)	Peer Group Total Shareholder Return (g) (4)

2022	$11,513,494	$19,132,367	$4,863,494	$7,685,105	$148.25	$99.90	$1,136,267	+$	0.11

2021	$7,662,894	$11,597,679	$3,414,394	$4,761,839	$131.14	$132.33	$1,023,158	+$	0.18

2020	$6,968,658	$9,031,429	$3,263,408	$3,992,278	$105.95	$92.49	$896,208	+$	0.16

(1)
For all periods presented, our CEO is Edward B. Pitoniak and our Other NEOs are John W.R. Payne, David A. Kieske, and Samantha S. Gallagher. Please refer to “Executive Officers” on page 41 of this Proxy Statement for additional information.

(2)
The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 59 of this Proxy Statement for our CEO and Other NEOs. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
In accordance with SEC rules, the CAP reflected in this column is computed by replacing the amounts in the “Stock Awards” column of the SCT for each year from the “SCT Total” column of this table with the following amounts: (i) the fair value of as of the last day of the reporting year of unvested equity awards (or portions thereof) that were granted during such year, (ii) as of the last day of the reporting year, the change in fair value of unvested equity awards granted in prior years that remain unvested as of the last day of such year compared to the last day of the previous reporting year, (iii) as of the applicable vesting date, the change in fair value of equity awards that vested during the reporting year compared to the last day of the previous reporting year (computed in a manner consistent with the fair value methodology used to account for share-based payments in the Company’s GAAP financial statements) and (iv) the value of accrued dividends paid in cash on equity awards that vested during the reporting year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our CEO or Other NEOs during the applicable year. In accordance with Item 402(v) of Regulation
S-K,
CAP for our CEO and Average CAP for our Other NEOs was computed as follows:

	2022		2021		2020

	CEO	Other NEO Average	CEO	Other NEO Average	CEO	Other NEO Average

SCT Total Compensation	$11,513,494	$4,863,494	$7,662,894	$3,414,394	$6,968,658	$3,263,408

Minus SCT Stock Awards Value	$(6,500,000)	$(2,574,167)	$(4,050,000)	$(1,401,500)	$(3,456,250)	$(1,286,000)

Plus Fair Value of Unvested Equity Awards Granted During the Reporting Year as of Last Day of Reporting Year	$8,934,975	$3,538,496	$4,523,061	$1,565,226	$4,490,423	$1,670,808

Plus Change in Fair Value of Unvested Equity Awards Granted in Prior Years as of Last Day of Reporting Year from Last Day of Year Preceding Reporting Year	$4,651,205	$1,676,623	$2,386,901	$808,439	$993,276	$346,135

Plus Change in Fair Value of Equity Awards Vested in Reporting Year as of Vesting Date from Last Day of Year Preceding Reporting Year	$(191,032)	$(58,230)	$506,823	$176,179	$(80,824)	$(33,366)

Plus Value of Accrued Dividends Paid Upon Vesting of Equity Awards in Reporting Year	$723,725	$238,888	$568,000	$199,100	$116,147	$31,293

Total CAP	$19,132,367	$7,685,105	$11,597,679	$4,761,839	$9,031,429	$3,992,278

(4)
Reflects the cumulative TSR of the Company and the RMZ for the year ended December 31, 2020, the two years ended December 31, 2021 and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.

(5)
AFFO Per Share Growth is presented based on the growth in AFFO per share for the relevant year versus the immediately prior year. AFFO Per Share Growth over a one-year period is presented solely to comply with SEC rules and does not reflect the actual metric used by the Compensation Committee in determining payouts under our STIP, which are based on AFFO per share growth over a two-year period. Specifically, (i) for 2022, the STIP payout was based on actual AFFO per share growth of $0.29 for the two-year period from January 1, 2021 to December 31, 2022, (ii) for 2021, the STIP payout was based on actual AFFO per share growth of $0.34 for the two-year period from January 1, 2020 to December 31, 2021, and (iii) for 2020, the STIP payout was based on actual AFFO per share growth of $0.21 for the two-year period from January 1, 2019 to December 31, 2020. For additional information regarding our STIP, see “2022 Short-Term Incentive Plan (“STIP”)” on page
 9
of this Proxy Statement.

(6)
AFFO is a non-GAAP financial measure. For a definition and reconciliation of this non-GAAP financial measure to the most directly comparable GAAP measure, see the section entitled “Reconciliation of Non-GAAP Measures” on pages 61 – 62 of our 2022 Annual Report.

Company Selected Measure Name	AFFO Per Share Growth
Named Executive Officers, Footnote [Text Block]	For all periods presented, our CEO is Edward B. Pitoniak and our Other NEOs are John W.R. Payne, David A. Kieske, and Samantha S. Gallagher. Please refer to “Executive Officers” on page 41 of this Proxy Statement for additional information.
Peer Group Issuers, Footnote [Text Block]	Reflects the cumulative TSR of the Company and the RMZ for the year ended December 31, 2020, the two years ended December 31, 2021 and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.
PEO Total Compensation Amount	$ 11,513,494	$ 7,662,894	$ 6,968,658
PEO Actually Paid Compensation Amount	$ 19,132,367	11,597,679	9,031,429
Adjustment To PEO Compensation, Footnote [Text Block]

	2022		2021		2020

	CEO	Other NEO Average	CEO	Other NEO Average	CEO	Other NEO Average

SCT Total Compensation	$11,513,494	$4,863,494	$7,662,894	$3,414,394	$6,968,658	$3,263,408

Minus SCT Stock Awards Value	$(6,500,000)	$(2,574,167)	$(4,050,000)	$(1,401,500)	$(3,456,250)	$(1,286,000)

Plus Fair Value of Unvested Equity Awards Granted During the Reporting Year as of Last Day of Reporting Year	$8,934,975	$3,538,496	$4,523,061	$1,565,226	$4,490,423	$1,670,808

Plus Change in Fair Value of Unvested Equity Awards Granted in Prior Years as of Last Day of Reporting Year from Last Day of Year Preceding Reporting Year	$4,651,205	$1,676,623	$2,386,901	$808,439	$993,276	$346,135

Plus Change in Fair Value of Equity Awards Vested in Reporting Year as of Vesting Date from Last Day of Year Preceding Reporting Year	$(191,032)	$(58,230)	$506,823	$176,179	$(80,824)	$(33,366)

Plus Value of Accrued Dividends Paid Upon Vesting of Equity Awards in Reporting Year	$723,725	$238,888	$568,000	$199,100	$116,147	$31,293

Total CAP	$19,132,367	$7,685,105	$11,597,679	$4,761,839	$9,031,429	$3,992,278

Non-PEO NEO Average Total Compensation Amount	$ 4,863,494	3,414,394	3,263,408
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,685,105	4,761,839	3,992,278
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022		2021		2020

	CEO	Other NEO Average	CEO	Other NEO Average	CEO	Other NEO Average

SCT Total Compensation	$11,513,494	$4,863,494	$7,662,894	$3,414,394	$6,968,658	$3,263,408

Minus SCT Stock Awards Value	$(6,500,000)	$(2,574,167)	$(4,050,000)	$(1,401,500)	$(3,456,250)	$(1,286,000)

Plus Fair Value of Unvested Equity Awards Granted During the Reporting Year as of Last Day of Reporting Year	$8,934,975	$3,538,496	$4,523,061	$1,565,226	$4,490,423	$1,670,808

Plus Change in Fair Value of Unvested Equity Awards Granted in Prior Years as of Last Day of Reporting Year from Last Day of Year Preceding Reporting Year	$4,651,205	$1,676,623	$2,386,901	$808,439	$993,276	$346,135

Plus Change in Fair Value of Equity Awards Vested in Reporting Year as of Vesting Date from Last Day of Year Preceding Reporting Year	$(191,032)	$(58,230)	$506,823	$176,179	$(80,824)	$(33,366)

Plus Value of Accrued Dividends Paid Upon Vesting of Equity Awards in Reporting Year	$723,725	$238,888	$568,000	$199,100	$116,147	$31,293

Total CAP	$19,132,367	$7,685,105	$11,597,679	$4,761,839	$9,031,429	$3,992,278

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
C
OMPENSATION
A
CTUALLY
P
AID
(CAP)
VS
. C
UMULATIVE
TSR

The year-over-year increases in our CEO CAP and Other NEO Average CAP reflect our continued success in generating long-term shareholder value through (i) accretive transactions, which drove increases in the market price of our common stock as of the end of each period presented, and (ii) the impact of quarterly dividend increases announced in the third quarter of each year. Our strong TSR growth during the three-year period also outperformed the constituent companies in the RMZ. For each of the years ended December 31, 2020, 2021 and 2022, our cumulative TSR compared to the cumulative TSR of the constituent companies in the RMZ represented a d ifferen
ce of 13.5, (1.2) and 48.3 percentage points, respectively.

Compensation Actually Paid vs. Net Income [Text Block]
C
OMPENSATION

A
CTUALLY

P
AID

(CAP)

VS
. N
ET

I
NCOME

The year-over-year increases in our CEO CAP and Other NEO Average CAP reflect our continued execution of accretive transactions to further our growth strategy and the collection of 100% of rent owed pursuant to our lease agreements during the presented periods. Our net income over the presented periods was impacted by our adoption of ASC 326 “Financial Instruments-Credit Losses”. For each of the years ended December 31, 2020, 2021 and 2022, we recorded a non-cash

change in CECL allowance of $244.5 million, $(19.5 million) and $834.5 million, respectively, each of which impacts net income, primarily as a result of the initial CECL allowances on our transactional activity subject to these requirements in each period. For additional information, please refer to Note 5—Allowance for Credit Losses in our Consolidated Financial Statements included in our 2022 Annual Report.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
C
OMPENSATION

A
CTUALLY

P
AID

(CAP)

VS
. AFFO P
ER

S
HARE

G
ROWTH

While the most significant portion of NEO compensation is in the form of equity, and Absolute TSR and Relative TSR are the applicable performance metrics for our performance-based equity awards (for which comparable information is separately presented above), AFFO per share growth (measured over a two-year
period) represents our primary earnings measure and is the sole metric utilized under our annual short-term incentive plan, or STIP. For each of the years ended December 31, 2020, 2021 and 2022, our AFFO per share growth was driven by significant AFFO growth on an absolute basis in each year offset by increased weighted average share count for the respective period. Our AFFO per share growth for each of 2020, 2021 and 2022 exceeded the “superior” performance level established by the Compensation Committee for each performance year. The year-over-year increases in our CEO CAP and Average Other NEO CAP in each presented period reflected our continued success in pursuing accretive transactions and the collection of 100% of rent owed pursuant to our lease agreements during the periods.

Tabular List [Table Text Block]

F
INANCIAL
P
ERFORMANCE
M
EASURES

Significant Financial Performance Measures

Absolute TSR

Relative TSR

AFFO Per Share Growth
The most important financial performance measures used by the Company to link compensation actually paid to performance for the most recently completed fiscal year are listed herein. We utilize performance-based short-term cash incentive compensation to motivate our executive officers to achieve short-term company performance goals that will inure to the benefit of our Company and stockholders and to align executive officers’ interests with those of the stockholders. We utilize time- and performance-based long-term equity incentive compensation to align our executive officers’ focus on achieving the Company’s strategic objectives with the absolute and relative stockholder return expectations of our stockholders. The manner in which these measures are utilized to calculate the amounts of incentive compensation paid to our NEOs is described in more detail in “2022 Executive Compensation” beginning on page
9
 of this Proxy Statement.

Total Shareholder Return Amount	$ 148.25	131.14	105.95
Peer Group Total Shareholder Return Amount	99.9	132.33	92.49
Net Income (Loss)	$ 1,136,267,000	$ 1,023,158,000	$ 896,208,000
Company Selected Measure Amount	0.11	0.18	0.16
PEO Name	Edward B. Pitoniak
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Absolute TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	AFFO Per Share Growth
Non-GAAP Measure Description [Text Block]	AFFO is a non-GAAP financial measure. For a definition and reconciliation of this non-GAAP financial measure to the most directly comparable GAAP measure, see the section entitled “Reconciliation of Non-GAAP Measures” on pages 61 – 62 of our 2022 Annual Report.
PEO [Member] | Minus SCT Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,500,000)	$ (4,050,000)	$ (3,456,250)
PEO [Member] | Plus Fair Value of Unvested Equity Awards Granted During the Reporting Year as of Last Day of Reporting Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,934,975	4,523,061	4,490,423
PEO [Member] | Plus Change in Fair Value of Unvested Equity Awards Granted in Prior Years as of Last Day of Reporting Year from Last Day of Year Preceding Reporting Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,651,205	2,386,901	993,276
PEO [Member] | Plus Change in Fair Value of Equity Awards Vested in Reporting Year as of Vesting Date from Last Day of Year Preceding Reporting Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(191,032)	506,823	(80,824)
PEO [Member] | Plus Value of Accrued Dividends Paid Upon Vesting of Equity Awards in Reporting Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	723,725	568,000	116,147
Non-PEO NEO [Member] | Minus SCT Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,574,167)	(1,401,500)	(1,286,000)
Non-PEO NEO [Member] | Plus Fair Value of Unvested Equity Awards Granted During the Reporting Year as of Last Day of Reporting Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,538,496	1,565,226	1,670,808
Non-PEO NEO [Member] | Plus Change in Fair Value of Unvested Equity Awards Granted in Prior Years as of Last Day of Reporting Year from Last Day of Year Preceding Reporting Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,676,623	808,439	346,135
Non-PEO NEO [Member] | Plus Change in Fair Value of Equity Awards Vested in Reporting Year as of Vesting Date from Last Day of Year Preceding Reporting Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(58,230)	176,179	(33,366)
Non-PEO NEO [Member] | Plus Value of Accrued Dividends Paid Upon Vesting of Equity Awards in Reporting Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 238,888	$ 199,100	$ 31,293